Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	68-0275553
Plan number	001
Current value	$ 444,336,670
Participant loans	$ 5,106,400
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Corporate Debt Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 354,095,085
Class A Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	41,682,841
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	483,961
Investments At Contract Value
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	42,968,383
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund R5 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,128,361
Investment, Identifier [Axis]: Central Garden & Pet Company Stock Fund A | Central Garden & Pet Class A Common Stock | Class A Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,782,050
Investment, Identifier [Axis]: Central Garden & Pet Company Stock Fund A | Interest-bearing cash | Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	900,791
Investment, Identifier [Axis]: Central Garden & Pet Company Stock Fund | Central Garden & Pet Company Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	464,471
Investment, Identifier [Axis]: Central Garden & Pet Company Stock Fund | Interest-bearing cash | Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19,490
Investment, Identifier [Axis]: Cohen & Steers Real Estate Securities Fund, Inc. Class Institutional | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,130,596
Investment, Identifier [Axis]: Fidelity Advisor International Small-Cap Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,710,256
Investment, Identifier [Axis]: Fidelity Advisor Technology Fund Z | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,538,080
Investment, Identifier [Axis]: JPMorgan Small-Cap Value Fund R6 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,933,091
Investment, Identifier [Axis]: Lord Abbett Income Fund F | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,362,268
Investment, Identifier [Axis]: Massachusetts Investors Growth Stock Fund R4 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,622,876
Investment, Identifier [Axis]: Principal Mid-Cap S&P 400 Institutional Fund R5 | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,434,716
Investment, Identifier [Axis]: Putnam Large Cap Value Fund Class Y | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,344,061
Investment, Identifier [Axis]: T.Rowe Price Dividend Growth Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,277,240
Investment, Identifier [Axis]: T.Rowe Price Mid-Cap Growth Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,395,520
Investment, Identifier [Axis]: T.Rowe Price Retirement Balanced Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,215,101
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2010 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,151,093
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2015 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	172,600
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2020 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,605,832
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2025 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,311,721
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2030 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,573,580
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2035 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,571,673
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2040 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,507,974
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2045 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,949,837
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2050 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,608,892
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2055 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,752,873
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2060 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	701,593
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2065 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	508,069
Investment, Identifier [Axis]: T.Rowe Price Retirement Income 2070 Fund Advisor | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	68,004
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	71,182,833
Investment, Identifier [Axis]: Vanguard Short-Term Treasury Index Fund Admiral | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,324,491
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,888,944
Investment, Identifier [Axis]: Voya Fixed Account A | Guaranteed investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24,382,359
Investment, Identifier [Axis]: Voya Fixed Account | Guaranteed investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,586,024
Investment, Identifier [Axis]: Voya GNMA Income Fund I | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,639,300
Investment, Identifier [Axis]: Voya Government Money Market Fund | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	994,990
Investment, Identifier [Axis]: Voya T.Rowe Price Capital Appreciation Portfolio - Institutional Class | Registered investment company
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 89,488,620